Income taxes (Details 6 - Textual) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expenses	€ 38	€ 26	€ 14
Deferred tax benefits / (expenses)	€ (46)	€ (21)	€ 21
Income tax benefit calculated at 25% Dutch income tax rate	25.00%	25.00%	25.00%
Income tax expense recognised in profit or loss	€ (8)	€ 5	€ 35
Effective rate of income tax expense recognised in profit or loss	0.80%	(2.90%)	(40.20%)
Deferred tax assets - gross	€ 475	€ 96	€ 28
Net movement though equity	15
Movement in deferred tax liability	35	13
Movement in deferred tax asset	20	13
Deferred tax liabilities - gross	1,383	642	69
Unused tax losses for which no deferred tax asset recognised	€ 530	232
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxable income above threshold limit for tax losses available for carried forward indefinitely	50.00%
Threshold limit of taxable income for calculate tax losses available for carried forward indefinitely	€ 1
Description of expiration period of unrecognised losses carried forward	6
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit calculated at 25% Dutch income tax rate	19.00%
Applicable tax rate in future fiscal periods	25.00%
Impact on the deferred income tax expense	€ 93
United Kingdom | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contingent liability assumed	3
Denmark | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additional tax payment accrual including penalties and interest	€ 126
Number of tax authorities | Item	2
Maximum period to reach a resolution in tax contingency	2 years
Without expiration date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences without expiration date has not been recognised	€ 25	21
Unused tax losses for which no deferred tax asset recognised	515	52
Emission costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets - gross	11
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets - gross	9
Movement in deferred tax liability	0	0
Deferred tax liabilities - gross	12	€ 4	€ 0
Interest carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets - gross	7
Undistributed earnings of subsidiaries, joint ventures and associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities - gross	€ 0
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit calculated at 25% Dutch income tax rate	10.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit calculated at 25% Dutch income tax rate	32.00%